Goodwill (Details) - Schedule of Summarizes Our Goodwill Activity - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Opening Balance	$ 2,171,526	$ 2,171,526	$ 2,171,526	$ 0
Acquisition of Demio				2,171,526
Impairment	0	$ 0	0	0
Goodwill, Ending Balance	$ 2,171,526		$ 2,171,526	$ 2,171,526